Capital Stock - Narrative (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Stock [Abstract]
Common Stock Shares Authorized	500,000,000	1,000,000
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock [Abstract]
Preferred Shares Authorized	100,000,000	0
Preferred Stock Par Or Stated Value Per Share	$ 0.01
Ownership Limitations [Abstract]
Stock Ownership Limit	9.80%
Maximum Ownership Percentage That Bimini Can Hold as Long as it Qualifies as a REIT	35.00%